Receivables and Other Assets - Movement in Allowance for Impairment in Respect of Trade Accounts and Notes Receivable and Other Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	₩ 1,281	₩ 1,311	₩ 1,116
(Reversal of) bad debt expense	2,041	(30)	195
Balance at the end of the year	3,322	1,281	1,311
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	477	1,632	1,488
(Reversal of) bad debt expense	(17)	(1,155)	144
Balance at the end of the year	₩ 460	₩ 477	₩ 1,632